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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __________

    This Amendment (Check only one.):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deer VII & Co. Ltd.
Address:   c/o Bessemer Venture Partners
           1865 Palmer Avenue
           Larchmont, NY 10583

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Edmund Colloton
Title:   Executive Manager
Phone:   914-833-5300

Signature, Place, and Date of Signing:

    /s/ J. Edmund Colloton         Larchmont, New York        February 14, 2013
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Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager:  NONE.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:     $134,921 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
---   --------------------     ----
1     28-                      Deer VII & Co. L.P.

FORM 13F

Page 2 of 3     Name of Reporting Manager: Deer VII & Co. Ltd.

ITEM 1:            ITEM 2:       ITEM 3:    ITEM 4:     ITEM 5:                  ITEM 6:     ITEM 7:              ITEM 8:
                   TITLE OF                  VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER         --VOTING AUTHORITY--
NAME OF ISSUER      CLASS         CUSIP     (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS      SOLE       SHARED   NONE
--------------   ------------   ---------   --------   ---------   ---   ----   ----------   --------   -----------   ------   ----
ELOQUA INC           COM        290139104    109,635   5,163,934   SH            DEFINED        1         5,163,934
INSMED INC       COM PAR $.01   457669307      7,748   1,175,920   SH            DEFINED        1         1,175,920
VERASTEM INC         COM        92337C104     17,538   1,995,237   SH            DEFINED        1         1,995,237